UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F
                              FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: June 30, 2012
                                               --------------

CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER:
                                              ---------------

THIS AMENDMENT (CHECK ONLY ONE): [ ] is a restatement.
                                 [ ] adds new holdings entries.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

     NAME:       Prescott General Partners LLC*
                 ---------------------------------------------------------------

     ADDRESS:    323 Railroad Avenue  Greenwich CT      06830
                 -------------------- --------- ------- ------------------------
                 (Street)             (City)    (State) (Zip)

FORM 13F FILE NUMBER:   028-14951

      The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

     NAME:       Scott J. Vassalluzzo

     TITLE:      Managing Member

     PHONE:      203-661-1200

SIGNATURE, PLACE, AND DATE OF SIGNING:

            /s/ Scott J. Vassalluzzo
--------------------------------------------------------------------------------
[Signature]

            Greenwich, CT
--------------------------------------------------------------------------------
[City, State]

            August 14, 2012
--------------------------------------------------------------------------------
[Date]

      * Effective January 1, 2012, each of Messrs. Thomas W. Smith (028-04481), Scott J. Vassalluzzo (028-10290) and Steven M. Fischer (028-13257) assigned their general partnership interests in three private investment limited partnerships to Prescott General Partners LLC. This Form 13F filing includes the
Section  13(f)  securities  held  by these limited partnerships.

REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are in this report and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

                                REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:           0
                                             ----------------------

FORM 13F INFORMATION TABLE ENTRY TOTAL:      14
                                             ----------------------

FORM 13F INFORMATION TABLE VALUE TOTAL:      $1,038,069 (thousands)
                                             ----------------------



LIST OF OTHER INCLUDED MANAGERS: NONE

                           FORM 13F INFORMATION TABLE

                                                             VALUE   SHARES/   SH/ PUT/  INVSTMT   OTHER      VOTING AUTHORITY
     NAME OF ISSUER              TITLE OF CLASS  CUSIP     (x$1000)  PRN AMT   PRN CALL  DSCRETN  MANAGERS  SOLE      SHARED  NONE
     --------------              --------------  -----     --------  -------   --- ----  -------  --------  ----      ------  ----
ALLIANCE DATA SYSTEMS CORP.      COMMON STOCK    018581108   82,046    607,750  SH         Sole        -       607,750
COPART, INC.                     COMMON STOCK    217204106   77,363  3,265,636  SH         Sole        -     3,265,636
CREDIT ACCEPTANCE CORP.          COMMON STOCK    225310101  321,007  3,802,045  SH         Sole        -     3,802,045
GAMESTOP CORP.                       CL A        36467W109   13,770    750,000  SH         Sole        -       750,000
GREEN MTN COFFEE ROASTERS, INC.  COMMON STOCK    393122106   38,975  1,789,500  SH         Sole        -     1,789,500
LIFE TIME FITNESS, INC.          COMMON STOCK    53217R207   54,717  1,176,450  SH         Sole        -     1,176,450
MARKET LEADER, INC.              COMMON STOCK    57056R103    1,388    273,158  SH         Sole        -       273,158
NEUSTAR INC.                         CL A        64126X201  102,090  3,056,575  SH         Sole        -     3,056,575
SUPPORT.COM, INC.                COMMON STOCK    86858W101    6,674  2,092,070  SH         Sole        -     2,092,070
SYSTEMAX INC.                    COMMON STOCK    871851101   25,979  2,197,851  SH         Sole        -     2,197,851
TRACTOR SUPPLY CO.               COMMON STOCK    892356106   46,374    558,318  SH         Sole        -       558,318
U.S. AUTO PARTS NETWORK, INC.    COMMON STOCK    90343C100    2,675    640,000  SH         Sole        -       640,000
VISTAPRINT N.V.                       SHS        N93540107  124,942  3,868,179  SH         Sole        -     3,868,179
WORLD ACCEPTANCE CORP.           COMMON STOCK    981419104  140,070  2,128,726  SH         Sole        -     2,128,726